Rachael Zufall Senior Director, Associate General Counsel Advocacy & Oversight 8500 Andrew Carnegie Blvd | 3rd Floor Charlotte, NC 28262 T 704 988 4446 F 704 988 1615 rzufall@tiaa-cref.org

May 1, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	TIAA Separate Account VA-1 Form N-3 (File Nos. 33-79124 and 811-08520)

Commissioners:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), this letter serves as certification that: (i) the form of Prospectus and Statement of Additional Information (SAI) dated May 1, 2013 that would have been filed pursuant to Rule 497(c) under the Securities Act for VA-1 would not have differed from that contained in VA-1’s most recent amendment to the Registration Statement on Form N-3; and (ii) the text of this amendment was filed electronically via EDGAR on April 30, 2013.

Please contact the undersigned at the number listed above if you have any questions or comments regarding this letter.

Very truly yours,

/s/ Rachael Zufall Rachael Zufall